EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Changes in Present Value of Defined Benefit Obligation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Interest costs	$ (23)	$ (20)		$ (18)
Current service cost	(356)	(359)		(391)
Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1,	5,235	5,425
Interest costs	151	141
Current service cost	356	359
Benefits paid	(641)	(650)
Demographic assumptions	(28)	(17)
Financial assumptions	254		[1]
Past Experience	6	(104)
Currency Exchange	574	81
Balance at December 31,	$ 5,907	$ 5,235		$ 5,425

[1]	Represent an amount of less than 1 thousands